RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Components of receivables and other current assets

	Notes	December 31, 2023	December 31, 2022
Receivables from governments[1]		$61.0	$78.5
Deferred consideration from the sale of Sadiola		1.2	1.2
Other receivables		5.6	4.5
Total receivables		67.8	84.2
Prepaid expenses		10.6	13.4
Hedge derivatives	21(c)(i)	7.3	21.3
Non-hedge derivatives		—	9.1
		$85.7	$128.0
1.Receivables from governments relate primarily to value added taxes in Burkina Faso and Harmonized Sales Taxes in Canada.